Earnings Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share
(18)	Earnings Per Share:

Earnings per share of common stock are based on the weighted average number of basic shares and dilutive shares outstanding during the year. Common stock warrants outstanding are not included in the dilutive earnings per share computations because they would be anti-dilutive.

The following is a reconciliation of weighted average common shares for the basic and dilutive earnings per share computations:

	Years Ended December 31,
	2014	2013	2012
Basic earnings per share:
Weighted average common shares	7,306,078	7,483,606	7,486,445
Adjustment for stock dividend	—	—	—

Weighted average common shares	7,306,078	7,483,606	7,486,445
Dilutive effect of stock options	—	—	—
Adjustment for stock dividend	—	—	—

Weighted average common and incremental shares	7,306,078	7,483,606	7,486,445